Intangible Asset, Net (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Intangible Asset, Net [Abstract]
Total cash consideration	$ 154,909	¥ 1,000,000
Amortization expense	$ 8,074		$ 915,155	$ 249,743